DERIVATIVE INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative contracts
Contingent consideration, assets	$ 188	$ 171
Contingent consideration liabilities	3	5
Batu Hijau and Elang
Derivative contracts
Contingent consideration, assets	139	121
Red Lake
Derivative contracts
Contingent consideration, assets	39	42
Maerix
Derivative contracts
Contingent consideration, assets	4	4
Other Counterparty
Derivative contracts
Contingent consideration, assets	6	4
Contingent consideration liabilities	1	2
Galore Creek
Derivative contracts
Contingent consideration liabilities	$ 2	$ 3